Note 20 - Regulatory Capital Matters (Details) - Regulatory Capital Information - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Total Capital to Risk-Weighted Assets
Capital	$ 131,948	$ 136,022
Capital to Risk-Weighted Assets	16.60%	17.95%
Capital Required for Capital Adequacy	$ 63,602	$ 60,639
Capital Required for Capital Adequacy to Risk-Weighted Assets	8.00%	8.00%
Capital Required to be Well Capitalized
Capital Requited to be Well Capitalized to Risk-Weighted Assets
Tier I Capital to Risk-Weighted Assets
Tier I Risk Based Capital	$ 123,344	$ 127,220
Tier I Risk Based Capital to Risk-Weighted Assets	15.51%	16.78%
Tier I Risk Based Capital Required for Capital Adequacy	$ 47,702	$ 30,320
Tier I Risk Based Capital Required for Capital Adequacy to Risk-Weighted Assets	6.00%	4.00%
Tier I Risk Based Capital Required to be Well Capitalized
Tier I Risk Based Capital Required to be Well Capitalized to Risk-Weighted Assets
Common Equity Tier 1 Capital to Risk-Weighted Assets
Common Equity Tier I Risk Based Capital	$ 81,823
Common Equity Tier I Risk Based Capital to Risk-Weighted Assets	10.29%
Common Equity Tier I Risk Based Capital Required for Capital Adequacy	$ 35,776
Common Equity Tier I Risk Based Capital Required for Capital Adequacy to Risk-Weighted Assets	4.50%
Common Equity Tier I Risk Based Capital Required to Be Well Capitalized
Common Equity Tier I Risk Based Capital Required to Be Well Capitalized to Risk-Weighted Assets
Tier I Capital to Average Assets
Tier One Leverage Capital	$ 123,344	$ 127,220
Tier One Leverage Capital to Average Assets	10.69%	11.18%
Tier One Leverage Capital Required for Capital Adequacy	$ 46,149	$ 45,509
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Tier One Leverage Capital Required to be Well Capitalized
Tier One Leverage Capital Required to be Well Capitalized to Average Assets
Colony Bank [Member]
Total Capital to Risk-Weighted Assets
Capital	$ 126,939	$ 127,833
Capital to Risk-Weighted Assets	15.99%	16.89%
Capital Required for Capital Adequacy	$ 63,500	$ 60,542
Capital Required for Capital Adequacy to Risk-Weighted Assets	8.00%	8.00%
Capital Required to be Well Capitalized	$ 79,375	$ 75,678
Capital Requited to be Well Capitalized to Risk-Weighted Assets	10.00%	10.00%
Tier I Capital to Risk-Weighted Assets
Tier I Risk Based Capital	$ 118,335	$ 119,031
Tier I Risk Based Capital to Risk-Weighted Assets	14.91%	15.73%
Tier I Risk Based Capital Required for Capital Adequacy	$ 47,625	$ 30,271
Tier I Risk Based Capital Required for Capital Adequacy to Risk-Weighted Assets	6.00%	4.00%
Tier I Risk Based Capital Required to be Well Capitalized	$ 63,500	$ 45,407
Tier I Risk Based Capital Required to be Well Capitalized to Risk-Weighted Assets	8.00%	6.00%
Common Equity Tier 1 Capital to Risk-Weighted Assets
Common Equity Tier I Risk Based Capital	$ 118,335
Common Equity Tier I Risk Based Capital to Risk-Weighted Assets	14.91%
Common Equity Tier I Risk Based Capital Required for Capital Adequacy	$ 35,719
Common Equity Tier I Risk Based Capital Required for Capital Adequacy to Risk-Weighted Assets	4.50%
Common Equity Tier I Risk Based Capital Required to Be Well Capitalized	$ 51,594
Common Equity Tier I Risk Based Capital Required to Be Well Capitalized to Risk-Weighted Assets	6.50%
Tier I Capital to Average Assets
Tier One Leverage Capital	$ 118,335	$ 119,031
Tier One Leverage Capital to Average Assets	10.27%	10.50%
Tier One Leverage Capital Required for Capital Adequacy	$ 46,074	$ 45,364
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Tier One Leverage Capital Required to be Well Capitalized	$ 57,592	$ 56,705
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%